Restructuring and Related Activities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Accrued Liabilities and Other Liabilities	$ 1,381,000	$ 3,541,000	$ 1,992,000	$ 3,859,000
Restructuring Charges	84,000	386,000
Payments for Restructuring	(625,000)	(704,000)
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	14,000	386,000
Accrued Liabilities and Other Liabilities	1,381,000	3,541,000	1,992,000	$ 3,859,000
Payments for Restructuring	625,000	704,000
Restructuring Charges	84,000	386,000
Restructuring Reserve, Noncurrent			$ 1,200,000
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Restructuring and Related Activities [Abstract]
Restructuring Charges	84,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 84,000
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		366,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		366,000
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		20,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 20,000